Financial risk management and financial instruments - Summary of Assumption Used to Estimate Fair Value of Warrants (Details) - Level 3 - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Expected term (years)	1 year 7 months 24 days		1 year 6 months
Risk free rate (%)	452.00%		0.11%
Share price (US$)	$ 78.95	$ 234.03	$ 314.66
Historical Volatility for Shares, Measurement Input
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility (%)	55.00%		50.00%
Bottom of Range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Expected term (years)		6 months
Risk free rate (%)		0.19%
Bottom of Range | Historical Volatility for Shares, Measurement Input
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility (%)		40.00%
Top of Range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Expected term (years)		2 years 7 months 24 days
Risk free rate (%)		0.89%
Top of Range | Historical Volatility for Shares, Measurement Input
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility (%)		45.00%